Net Unrealized Investment Gains and Losses in Accumulated other Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Net Unrealized Gains Losses on Investment Securities
Schedule of Investments [Line Items]
Balance			$ 159,261
Net investment gains and losses on investments arising during the period		$ 159,261	(408,019)
Reclassification adjustment for gains and losses included in net income			79,023
Balance		159,261	(327,781)
Value of Business Acquired
Schedule of Investments [Line Items]
Balance			(20,287)
Impact of net unrealized investment gains and losses on VOBA		(20,287)	57,061
Balance		(20,287)	36,774
Future Policy Benefits and Policyholders' Account Balances
Schedule of Investments [Line Items]
Balance			(7,541)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders' account balances		(7,541)	60,447
Balance		(7,541)	52,906
Deferred Income Tax (Liability) Asset
Schedule of Investments [Line Items]
Balance			(45,935)
Net investment gains and losses on investments arising during the period		(55,675)	142,807
Reclassification adjustment for gains and losses included in net income			(27,658)
Impact of net unrealized investment gains and losses on VOBA		7,100	(19,971)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders' account balances		2,640	(21,157)
Balance		(45,935)	83,402
Accumulated Net Unrealized Investment Gain (Loss)
Schedule of Investments [Line Items]
Balance			85,498
Net investment gains and losses on investments arising during the period		103,586	(265,212)
Reclassification adjustment for gains and losses included in net income			51,365
Impact of net unrealized investment gains and losses on VOBA		(13,187)	37,090
Impact of net unrealized investment gains and losses on future policy benefits and policyholders' account balances		(4,901)	39,290
Balance		85,498	$ (154,699)
Predecessor | Net Unrealized Gains Losses on Investment Securities
Schedule of Investments [Line Items]
Balance	$ 5,954	8,033		$ 21,236
Net investment gains and losses on investments arising during the period	2,364			(15,281)
Reclassification adjustment for gains and losses included in net income	285			1
Balance	8,033			5,954
Predecessor | Deferred Income Tax (Liability) Asset
Schedule of Investments [Line Items]
Balance	(2,084)	(2,812)		(7,433)
Net investment gains and losses on investments arising during the period	(828)			5,349
Reclassification adjustment for gains and losses included in net income	(100)
Balance	(2,812)			(2,084)
Predecessor | Accumulated Net Unrealized Investment Gain (Loss)
Schedule of Investments [Line Items]
Balance	3,870	$ 5,221		13,803
Net investment gains and losses on investments arising during the period	1,536			(9,932)
Reclassification adjustment for gains and losses included in net income	185			1
Balance	$ 5,221			$ 3,870